Changes in Inventories of Finished Goods and Work in Progress	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Changes in Inventories of Finished Goods and Work in Progress
12.	Changes in Inventories of Finished Goods and Work in Progress
The increase in inventories of finished goods and work in progress primarily results from the SPACE terminals, and HAWK terminals currently in the production phase. Changes in inventories are as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Increase in inventories of work in progress	2,100	414	757
Increase in inventories of finished goods	542	616	0
Write-downs	-1,882	-462	-120
Total	760	568	637
The write-downs refer to CONDOR Mk2 and Mk1 terminals that were written down to t heir
net realizable value.